INCOME TAXES	6 Months Ended
Jun. 30, 2019
Disclosure Of Income Taxes [Abstract]
INCOME TAXES
INCOME TAXES
Brookfield Renewable's effective income tax rate for the six months ended was 21.8% for the six months ended June 30, 2019 (2018: 17.8%). The effective tax rate is different than the statutory rate primarily due to rate differentials and non-controlling interests' income not subject to tax.